UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                    ---------------------

                      Phoenix Strategic Equity Series Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                         ----------------

                     Date of fiscal year end: April 30, 2004
                                            ----------------

                    Date of reporting period: April 30, 2004
                                            ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Annual Report

[GRAPHIC OMITTED]   APRIL 30, 2004

(LOGO)
O SENECA O

Phoenix-Seneca Growth Fund

Phoenix-Seneca Strategic Theme Fund


                                                         [GRAPHIC OMITTED]

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INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      Over the last twelve months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Strategic Equity Series Fund annual report. We witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 1, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.


          ------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          ------------------------------------------------------------

TABLE OF CONTENTS


Phoenix-Seneca Growth Fund .................................................. 3
Phoenix-Seneca Strategic Theme Fund .........................................12
Notes to Financial Statements ...............................................21



This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-SENECA GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL P. SENECA, PH.D., RICHARD LITTLE, CFA, AND RONALD K. JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund has an investment objective of long-term capital growth.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED APRIL 30, 2004?

A: Over the fiscal year ended April 30, 2004, the Fund's Class A shares returned 14.42%, Class B shares returned 13.57%, and Class C shares returned 13.62%. For the same period, the Fund's benchmark, the S&P 500(R) Index 1 returned 22.88%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results, and current performance may be higher or lower than the performance show above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE RECENT FISCAL YEAR?

A: While moderate in the most recent quarter, overall equity returns were strong for the twelve month period. Generally, "value" stocks have outperformed "growth" stocks. Muted performance in the first quarter, however, masked bouts of volatility, which included a negative month of March, ongoing skepticism about the health of the economic recovery and heightened terrorism fears.

      For the period, small cap stocks have excelled versus large cap companies. Echoes of speculation were audible, in the persistent outperformance by companies without earnings. World markets generally outperformed the U.S., driven by double-digit performance in Japan and strength in the emerging markets.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: By far, the biggest factor affecting performance has been the persistent disruption of the close relationship between stock prices and earnings. Since early 2002 that historically tight correlation has broken down and turned slightly negative.

      Our industrial holdings were the biggest contributors to relative performance in the past twelve months. 3M and Deere & Co. led the way as both companies consistently exceeded the consensus estimates of their earnings during the period.

      Although the specter of rising interest rates has not helped financial stocks lately, stocks from that sector were the second largest contributors to the Fund in the past year. American Express Co. and Goldman Sachs Group Inc. were the Fund's top financial performers.

      Health care stocks, particularly large pharmaceuticals detracted the most from performance during the year. Investors have shunned these stocks, perhaps on fears of slowing revenues due to patent expirations. They have instead favored "growthier" and more speculative biotechnology companies. Merck & Co. and Johnson & Johnson were the two largest detractors for the year from this sector; however, we currently believe that their fundamental outlook is bright.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Powerful monetary and fiscal policy stimulus drove the markets in 2003 to double-digit gains. The market this year will continue to find support in friendly monetary and fiscal policy. But stocks are not "cheap," and bond yields are still quite low.

Though the economic background favors another positive year in the market, we expect that returns will moderate this year, as they did in the first quarter of 2004. Earnings should matter more than they did in the last few years, when macro factors dominated investor sentiment. After the rout and the romp of the last few years, we expect a more moderate and indeed a more normal market this year. We welcome it!

                                                                    MAY 30, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE. THE INDEX IS CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix-Seneca Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                           PERIODS ENDING 4/30/04
--------------------------------------------------------------------------------


                                                                          INCEPTION     INCEPTION
                                                1 YEAR        5 YEARS    TO 4/30/04       DATE
                                                ------        -------    ----------     ---------
        Class X Shares at NAV 2                  14.70%        (3.01)%       9.39%        3/8/96

        Class A Shares at NAV 2                  14.42         (3.26)        8.93         3/8/96
        Class A Shares at POP 3                   7.84         (4.40)        8.15         3/8/96

        Class B Shares at NAV 2                  13.57         (4.04)       (1.96)        7/1/98
        Class B Shares with CDSC 4                9.57         (4.04)       (1.96)        7/1/98

        Class C Shares at NAV 2                  13.62         (4.06)       (2.00)        7/1/98
        Class C Shares with CDSC 4               13.62         (4.06)       (2.00)        7/1/98

        S&P 500(R)Index 6                         22.88         (2.24)      Note 5        Note 5

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and Class A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Please visit PhoenixInvestments.com for performance data current to the most recent month-end.


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                  Phoenix-Seneca   Phoenix-Seneca
                   Growth Fund      Growth Fund      S&P 500
                     Class X           Class A       Index 6

3/8/96               $10,000          $ 9,425        $10,000
4/30/96              $12,180          $11,461        $10,352
4/30/97              $14,858          $13,856        $12,961
4/30/98              $20,674          $19,161        $18,310
4/30/99              $24,205          $22,341        $22,305
4/28/00              $31,352          $28,871        $24,600
4/30/01              $26,267          $24,132        $21,398
4/30/02              $22,127          $20,279        $18,695
4/30/03              $18,115          $16,547        $16,209
4/30/04              $20,778          $18,932        $19,918


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/04
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of equity holdings

Health-Care                26%
Consumer Staples           17
Information Technology     16
Consumer Discretionary     16
Industrials                14
Financials                  6
Energy                      3
Materials                   2


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 8.82% for Class X and Class A (since 3/8/96) and 0.85% for Class B and Class C (since 7/1/98).

6 The S&P 500(R)Index is an unmanaged, commonly used measure of stock market total return performance. The index's performance does not reflect sales charges.

  The index is not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Seneca Growth Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at April 30, 2004 (as a percentage of net assets)
--------------------------------------------------------------------------------
 1. Pfizer, Inc.                                                            3.9%
 2. General Electric Co.                                                    3.9%
 3. Intel Corp.                                                             3.5%
 4. Coca-Cola Co. (The)                                                     3.1%
 5. Caremark Rx, Inc.                                                       3.1%
 6. Forest Laboratories, Inc.                                               3.0%
 7. Baker Hughes, Inc.                                                      3.0%
 8. Lowe's Cos., Inc.                                                       2.9%
 9. Johnson & Johnson                                                       2.9%
10. Kohl's Corp.                                                            2.8%
--------------------------------------------------------------------------------

                          INVESTMENTS AT APRIL 30, 2004

                                                     SHARES          VALUE
                                                     -------     ------------

DOMESTIC COMMON STOCKS--95.1%

AEROSPACE & DEFENSE--2.0%
L-3 Communications Holdings, Inc. ...............     69,430     $  4,286,608

AIR FREIGHT & COURIERS--2.4%
FedEx Corp. .....................................     70,930        5,100,576

BIOTECHNOLOGY--4.5%
Biogen Idec, Inc.(b) ............................     81,960        4,835,640
Genentech, Inc.(b) ..............................     38,700        4,752,360
                                                                 ------------
                                                                    9,588,000
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc.(b) ..........................    183,010        3,819,419

COMPUTER HARDWARE--1.9%
International Business Machines Corp. ...........     46,380        4,089,325

CONSUMER FINANCE--2.1%
American Express Co. ............................     91,300        4,469,135

DATA PROCESSING & OUTSOURCED SERVICES--4.9%
Automatic Data Processing, Inc. .................    127,260        5,575,260
First Data Corp. ................................    110,630        5,021,496
                                                                 ------------
                                                                   10,596,756
                                                                 ------------
DEPARTMENT STORES--2.8%
Kohl's Corp.(b) .................................    145,420        6,077,102

DIVERSIFIED CAPITAL MARKETS--2.0%
J.P. Morgan Chase & Co. .........................    114,380        4,300,688

FOOD DISTRIBUTORS--2.0%
Sysco Corp. .....................................    113,330        4,334,872

GENERAL MERCHANDISE STORES--2.4%
Target Corp. ....................................    118,580        5,142,815


                                                     SHARES          VALUE
                                                     -------     ------------

HEALTH CARE EQUIPMENT--2.8%
Guidant Corp. ...................................     94,010     $  5,923,570

HEALTH CARE FACILITIES--2.0%
HCA, Inc. .......................................    104,170        4,232,427

HEALTH CARE SERVICES--3.1%
Caremark Rx, Inc.(b) ............................    194,580        6,586,533

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ...............................    119,850        6,239,391

HOUSEHOLD PRODUCTS--2.5%
Procter & Gamble Co. (The) ......................     51,110        5,404,882

HOUSEWARES & SPECIALTIES--2.0%
Fortune Brands, Inc. ............................     55,510        4,232,637

HYPERMARKETS & SUPER CENTERS--4.6%
Costco Wholesale Corp. ..........................    112,650        4,218,743
Wal-Mart Stores, Inc. ...........................     98,540        5,616,780
                                                                 ------------
                                                                    9,835,523
                                                                 ------------
INDUSTRIAL CONGLOMERATES--6.0%
3M Co. ..........................................     53,800        4,652,624
General Electric Co. ............................    276,510        8,281,475
                                                                 ------------
                                                                   12,934,099
                                                                 ------------
INDUSTRIAL MACHINERY--2.7%
Illinois Tool Works, Inc. .......................     67,080        5,782,967

MOVIES & ENTERTAINMENT--2.8%
Viacom, Inc. Class B ............................    152,750        5,903,788

MULTI-LINE INSURANCE--1.9%
American International Group, Inc. ..............     58,300        4,177,195

OIL & GAS EQUIPMENT & SERVICES--3.0%
Baker Hughes, Inc. ..............................    172,570        6,329,868


                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                     SHARES          VALUE
                                                     -------     ------------

PACKAGED FOODS & MEATS--2.1%
Kellogg Co. .....................................    102,680     $  4,404,972

PAPER PRODUCTS--2.0%
Georgia-Pacific Corp. ...........................    120,040        4,213,404

PERSONAL PRODUCTS--2.0%
Gillette Co. (The) ..............................    103,210        4,223,353

PHARMACEUTICALS--12.3%
Forest Laboratories, Inc.(b) ....................     99,150        6,393,192
Johnson & Johnson ...............................    114,600        6,191,838
Merck & Co., Inc. ...............................    114,740        5,392,780
Pfizer, Inc. ....................................    233,900        8,364,264
                                                                 ------------
                                                                   26,342,074
                                                                 ------------
RESTAURANTS--1.8%
Darden Restaurants, Inc. ........................    166,800        3,779,688

SEMICONDUCTORS--5.3%
Intel Corp. .....................................    292,140        7,516,762
National Semiconductor Corp.(b) .................     91,240        3,721,680
                                                                 ------------
                                                                   11,238,442
                                                                 ------------
SOFT DRINKS--3.1%
Coca-Cola Co. (The) .............................    130,430        6,595,845

SYSTEMS SOFTWARE--1.4%
Oracle Corp.(b) .................................    271,960        3,051,391

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $197,274,737)                                    203,237,345
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $197,274,737)                                    203,237,345
-----------------------------------------------------------------------------


                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)        VALUE
                                        -----------  -------     ------------

SHORT-TERM OBLIGATIONS--6.3%

FEDERAL AGENCY SECURITIES--3.5%
SLMA 0.94%, 5/5/04 ........................          $ 4,535     $  4,534,527
FHLB 3.375%, 5/14/04 ......................            2,875        2,877,001
                                                                 ------------
                                                                    7,411,528
                                                                 ------------
COMMERCIAL PAPER--2.8%
Abbott Labs 1.02%, 5/4/04                    A-1+      3,200        3,199,728
Deluxe Corp. 1.01%, 5/7/04                    A-1      2,785        2,784,531
                                                                 ------------
                                                                    5,984,259
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,396,235)                                      13,395,787
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $210,670,972)                                    216,633,132(a)

Other assets and liabilities, net--(1.4)%                          (2,917,215)
                                                                 ------------
NET ASSETS--100.0%                                               $213,715,917
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,376,468 and gross depreciation of $5,414,308 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $210,670,972.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

ASSETS
Investment securities at value
   (Identified cost $210,670,972)                                 $216,633,132
Cash                                                                     4,471
Receivables
   Investment securities sold                                        7,972,675
   Dividends and interest                                               97,916
   Fund shares sold                                                     52,163
Prepaid expenses                                                         1,354
                                                                  ------------
     Total assets                                                  224,761,711
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  10,407,027
   Fund shares repurchased                                             287,723
   Investment advisory fee                                             124,700
   Transfer agent fee                                                   79,858
   Distribution and service fees                                        55,751
   Financial agent fee                                                  16,289
   Trustees' fee                                                         2,789
Accrued expenses                                                        71,657
                                                                  ------------
     Total liabilities                                              11,045,794
                                                                  ------------
NET ASSETS                                                        $213,715,917
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $285,856,436
Accumulated net realized loss                                      (78,102,679)
Net unrealized appreciation                                          5,962,160
                                                                  ------------
NET ASSETS                                                        $213,715,917
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $38,993,936)                  3,376,601
Net asset value and offering price per share                            $11.55

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $145,023,390)                13,051,108
Net asset value per share                                               $11.11
Offering price per share $11.11/(1-5.75%)                               $11.79

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,170,771)                  1,355,314
Net asset value and offering price per share                            $10.46

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,527,820)                  1,488,886
Net asset value and offering price per share                            $10.43


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2004


INVESTMENT INCOME
Dividends                                                          $ 2,091,096
Interest                                                               129,131
Foreign taxes withheld                                                 (12,175)
                                                                   -----------
     Total investment income                                         2,208,052
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,607,448
Service fees, Class A                                                  412,291
Distribution and service fees, Class B                                 148,448
Distribution and service fees, Class C                                 176,744
Financial agent fee                                                    182,350
Transfer agent                                                         397,181
Registration                                                            67,462
Professional                                                            40,050
Printing                                                                38,995
Trustees                                                                25,610
Custodian                                                               24,353
Miscellaneous                                                           21,862
                                                                   -----------
     Total expenses                                                  3,142,794
                                                                   -----------
NET INVESTMENT LOSS                                                   (934,742)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    20,683,666
Net change in unrealized appreciation (depreciation) on
   investments                                                      10,268,797
                                                                   -----------
NET GAIN ON INVESTMENTS                                             30,952,463
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $30,017,721
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended       Year Ended
                                                                                                4/30/04          4/30/03
                                                                                             ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (934,742)    $   (933,092)
   Net realized gain (loss)                                                                    20,683,666      (37,895,229)
   Net change in unrealized appreciation (depreciation)                                        10,268,797       (5,061,230)
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 30,017,721      (43,889,551)
                                                                                             ------------     ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,766,815 and 1,802,037 shares, respectively)                19,804,833       17,703,256
   Cost of shares repurchased (488,492 and 1,475,140 shares, respectively)                     (5,676,561)     (14,325,021)
                                                                                             ------------     ------------
Total                                                                                          14,128,272        3,378,235
                                                                                             ------------     ------------
CLASS A
   Proceeds from sales of shares (5,156,932 and 1,400,894 shares, respectively)                54,778,596       14,126,411
   Cost of shares repurchased (5,242,416 and 3,184,470 shares, respectively)                  (59,434,498)     (30,606,792)
                                                                                             ------------     ------------
Total                                                                                          (4,655,902)     (16,480,381)
                                                                                             ------------     ------------
CLASS B
   Proceeds from sales of shares (202,484 and 402,008 shares, respectively)                     2,072,122        3,864,584
   Cost of shares repurchased (324,496 and 455,551 shares, respectively)                       (3,357,529)      (4,126,492)
                                                                                             ------------     ------------
Total                                                                                          (1,285,407)        (261,908)
                                                                                             ------------     ------------
CLASS C
   Proceeds from sales of shares (350,886 and 1,462,973 shares, respectively)                   3,597,757       13,550,619
   Cost of shares repurchased (680,751 and 858,441 shares, respectively)                       (7,059,179)      (7,786,373)
                                                                                             ------------     ------------
Total                                                                                          (3,461,422)       5,764,246
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    4,725,541       (7,599,808)
                                                                                             ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       34,743,262      (51,489,359)

NET ASSETS
   Beginning of period                                                                        178,972,655      230,462,014
                                                                                             ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                                $213,715,917     $178,972,655
                                                                                             ============     ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS X
                                                        ---------------------------------------------------------------------
                                                                                                          SEVEN
                                                                    YEAR ENDED APRIL 30,                  MONTHS       YEAR
                                                        -------------------------------------------       ENDED        ENDED
                                                          2004        2003       2002         2001       4/30/00      9/30/99
Net asset value, beginning of period                     $10.07      $12.30     $14.66       $22.31       $19.92       $16.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.01)      (0.02)        --        (0.01)       (0.01)       (0.04)
   Net realized and unrealized gain (loss)                 1.49       (2.21)     (2.31)       (3.36)        4.94         5.11
                                                         ------      ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.48       (2.23)     (2.31)       (3.37)        4.93         5.07
                                                         ------      ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
Change in net asset value                                  1.48       (2.23)     (2.36)       (7.65)        2.39         3.46
                                                         ------      ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $11.55      $10.07     $12.30       $14.66       $22.31       $19.92
                                                         ======      ======     ======       ======       ======       ======
Total return                                              14.70 %    (18.13)%   (15.76)%     (16.22)%      25.04 %(4)   32.19 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $38,994     $21,121    $21,786      $28,864      $40,174      $35,695

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.05 %      1.13 %     1.04 %(5)    0.97 %(5)    1.06 %(3)    1.16 %
   Net investment income (loss)                           (0.10)%     (0.20)%     0.03 %      (0.03)%      (0.05)%(3)   (0.20)%
Portfolio turnover                                          168 %       101 %      131 %        134 %         68 %(4)     169 %



                                                                                      CLASS A
                                                        ---------------------------------------------------------------------
                                                                                                          SEVEN
                                                                YEAR ENDED APRIL 30,                      MONTHS       YEAR
                                                        -------------------------------------------       ENDED       ENDED
                                                          2004        2003       2002         2001       4/30/00      9/30/99
Net asset value, beginning of period                     $ 9.71      $11.90    $14.22        $21.83       $19.57       $16.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.04)      (0.04)    (0.03)        (0.05)       (0.04)       (0.09)
   Net realized and unrealized gain (loss)                 1.44       (2.15)    (2.24)        (3.28)        4.84         5.04
                                                         ------      ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.40       (2.19)    (2.27)        (3.33)        4.80         4.95
                                                         ------      ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
Change in net asset value                                  1.40       (2.19)     (2.32)       (7.61)        2.26         3.34
                                                         ------      ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $11.11      $ 9.71     $11.90       $14.22       $21.83       $19.57
                                                         ======      ======     ======       ======       ======       ======
Total return(2)                                           14.42 %    (18.40)%   (15.97)%     (16.42)%      24.81 %(4)   31.89 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $145,023    $127,553   $177,518     $215,736      $46,727      $31,001

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.30 %      1.38 %     1.29 %(5)    1.22 %(5)    1.31 %(3)    1.44 %
   Net investment income (loss)                           (0.33)%     (0.41)%    (0.22)%      (0.29)%      (0.29)%(3)   (0.49)%
Portfolio turnover                                          168 %       101 %      131 %        134 %         68 %(4)     169 %

(1) Computed using average shares outstanding.

(2) Maximum sales charge is not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.

(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund


                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS B
                                                        ---------------------------------------------------------------------
                                                                                                          SEVEN
                                                                YEAR ENDED APRIL 30,                      MONTHS       YEAR
                                                        -------------------------------------------       ENDED       ENDED
                                                          2004        2003       2002         2001       4/30/00      9/30/99
Net asset value, beginning of period                     $ 9.21      $11.36     $13.68       $21.34       $19.28       $16.19
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.11)      (0.11)    (0.12)        (0.17)       (0.17)       (0.31)
   Net realized and unrealized gain (loss)                 1.36       (2.04)    (2.15)        (3.21)        4.77         5.01
                                                         ------      ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.25       (2.15)    (2.27)        (3.38)        4.60         4.70
                                                         ------      ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
Change in net asset value                                  1.25       (2.15)    (2.32)        (7.66)        2.06         3.09
                                                         ------      ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $10.46      $ 9.21     $11.36       $13.68       $21.34       $19.28
                                                         ======      ======     ======       ======       ======       ======
Total return(2)                                           13.57 %    (18.93)%   (16.60)%     (17.11)%      24.10 %(4)   30.31 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $14,171     $13,600    $17,397      $16,458      $10,431       $4,395

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.05 %      2.13 %     2.04 %(7)    1.97 %(7)    2.42 %(3)    2.60 %(5)
   Net investment income (loss)                           (1.09)%     (1.16)%    (0.98)%      (1.03)%      (1.39)%(3)   (1.66)%
Portfolio turnover                                          168 %       101 %      131 %        134 %         68 %(4)     169 %



                                                                                      CLASS C
                                                        ---------------------------------------------------------------------
                                                                                                          SEVEN
                                                                YEAR ENDED APRIL 30,                      MONTHS       YEAR
                                                        -------------------------------------------       ENDED       ENDED
                                                          2004        2003       2002         2001       4/30/00      9/30/99
Net asset value, beginning of period                     $ 9.18      $11.33     $13.65       $21.29       $19.25       $16.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.11)      (0.11)     (0.12)       (0.17)       (0.19)       (0.32)
   Net realized and unrealized gain (loss)                 1.36       (2.04)     (2.15)       (3.19)        4.77         5.00
                                                         ------      ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.25       (2.15)     (2.27)       (3.36)        4.58         4.68
                                                         ------      ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --          --      (0.05)       (4.28)       (2.54)       (1.61)
                                                         ------      ------     ------       ------       ------       ------
Change in net asset value                                  1.25       (2.15)     (2.32)       (7.64)        2.04         3.07
                                                         ------      ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $10.43      $ 9.18     $11.33       $13.65       $21.29       $19.25
                                                         ======      ======     ======       ======       ======       ======
Total return(2)                                           13.62 %    (18.98)%   (16.64)%     (17.08)%      24.09 %(4)   30.20 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $15,528     $16,698    $13,761      $12,641       $9,939       $1,833

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.05 %      2.14 %     2.04 %(7)    1.97 %(7)    2.51 %(3)    2.60 %(6)
   Net investment income (loss)                           (1.08)%     (1.19)%    (0.98)%      (1.02)%      (1.48)%(3)   (1.66)%
Portfolio turnover                                          168 %       101 %      131 %        134 %         68 %(4)     169 %

(1) Computed using average shares outstanding.

(2) Maximum sales charge is not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.

(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% for the period ended September 30, 1999.

(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% for the period ended September 30, 1999.

(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL P. SENECA, PH.D., RICHARD LITTLE, CFA, AND RONALD K. JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund has an investment objective of long-term capital growth.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED APRIL 30, 2004?

A: Over the fiscal year ended April 30, 2004, the Fund's Class A shares returned 20.50%, Class B shares returned 19.58%, and Class C shares returned 19.55%. For the same period, the Fund's benchmark, the Russell 1000(R) Growth Index 1 returned 21.65% and the S&P 500(R) Index, 2 returned 22.88%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE RECENT FISCAL YEAR?

A: While moderate in the most recent quarter, overall equity returns were strong for the 12-month period. Generally, "value" stocks have outperformed "growth" stocks. Muted performance in the first quarter, however, masked bouts of volatility, which included a negative month of March, ongoing skepticism about the health of the economic recovery and heightened terrorism fears.

      For the period, small cap stocks have excelled versus large cap companies. Echoes of speculation were audible, in the persistent outperformance by companies without earnings. World markets generally outperformed the U.S., driven by double-digit performance in Japan and strength in the emerging markets.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: By far, the biggest factor affecting performance has been the persistent disruption of the relationship between stock prices and earnings. Since early 2002 that historically tight correlation has broken down and turned slightly negative.

      Our industrial holdings were the biggest contributors to relative performance in the past twelve months. 3M Co. and Deere & Co. led the way as both companies consistently exceeded the consensus estimates of their earnings during the period.

      The next largest contributors for the year were our health care stocks. Gilead Sciences and Boston Scientific both made significant contributions. Despite our underweight in this poorly performing sector, our stocks outperformed that sector of the benchmark.

      Our stock selection from the consumer discretionary sector detracted the most from performance. We underweighted the strong performing sector and collectively our stocks were flat for the period. Bed Bath & Beyond and Darden Restaurants, Inc. were the worst performing stocks in the Fund from this sector.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Powerful monetary and fiscal policy stimulus drove the markets in 2003 to double-digit gains. We believe the market this year will continue to find support in friendly monetary and fiscal policy. But stocks are not "cheap," and bond yields are still quite low. Though the economic background favors another positive year in the market, we expect that returns will moderate this year, as they did in the first quarter of 2004. Earnings should matter more than they did in the last few years, when macro factors dominated investor sentiment. After the rout and the romp of the last few years, we expect a more moderate and indeed a more normal market this year. We welcome it!

                                                                    MAY 30, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE RUSSELL 1000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF
  GROWTH-ORIENTED STOCKS OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE. THE INDEX IS CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix-Seneca Strategic Theme Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                           PERIODS ENDING 4/30/04
--------------------------------------------------------------------------------


                                                                        INCEPTION      INCEPTION
                                                1 YEAR        5 YEARS   TO 4/30/04       DATE
                                                ------        -------   ----------     ---------
        Class A Shares at NAV 2                  20.50%        (5.95)%      6.79%       10/16/95
        Class A Shares at POP 3                  13.57         (7.06)       6.05        10/16/95

        Class B Shares at NAV 2                  19.58         (6.68)       5.99        10/16/95
        Class B Shares with CDSC 4               15.58         (6.68)       5.99        10/16/95

        Class C Shares at NAV 2                  19.55         (6.66)       1.48         11/3/97
        Class C Shares with CDSC 4               19.55         (6.66)       1.48         11/3/97

        Russell 1000(R) Growth Index 7           21.65         (6.37)     Note 5          Note 5

        S&P 500(R) Index 8                       22.88         (2.24)     Note 6          Note 6


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/16/95 (inception of the Fund) in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Please visit PhoenixInvestments.com for performance data current to the most recent month-end.



           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]


                  Phoenix-Seneca          Phoenix-Seneca
               Strategic Theme Fund    Strategic Theme Fund    Russell 1000 (R)     S&P 500 (R)
                      Class A                 Class B           Growth Index 7       Index 8
10/16/95              $ 9,425                 $10,000               $10,000          $10,000
4/30/96               $11,677                 $12,341               $11,387          $11,356
4/30/97               $11,376                 $11,933               $13,899          $14,219
4/30/98               $15,497                 $16,131               $19,749          $20,086
4/30/99               $22,457                 $23,225               $24,988          $24,468
4/28/00               $34,417                 $35,308               $31,879          $26,987
4/30/01               $24,800                 $25,252               $21,598          $23,474
4/30/02               $17,327                 $17,515               $17,256          $20,509
4/30/03               $13,712                 $13,747               $14,779          $17,781
4/30/04               $16,524                 $16,438               $17,979          $21,850

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/04
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of equity holdings

Health-Care                27%
Industrials                18
Consumer Discretionary     14
Information Technology     14
Consumer Staples           14
Materials                   6
Energy                      4
Financials                  3




1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 7.11% for Class A and Class B (since 10/16/95) and 1.35% for Class C (since 11/3/97).

6 Index performance is 9.58% for Class A and Class B (since 10/16/95) and 4.10% for Class C (since 11/3/97).

7 The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index's performance does not reflect sales charges.

8 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  The  indexes  are  not  available  for  direct  investment;  therefore,  their
  performance  does  not  reflect  the  expenses   associated  with  the  active
  management of an actual portfolio.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Seneca Strategic Theme Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at April 30, 2004 (as a percentage of net assets)
--------------------------------------------------------------------------------
 1. Biogen Idec, Inc.                                                       4.6%
 2. Pfizer, Inc.                                                            4.5%
 3. Viacom, Inc. Class B                                                    4.4%
 4. General Electric Co.                                                    4.1%
 5. First Data Corp.                                                        4.0%
 6. Forest Laboratories, Inc.                                               3.9%
 7. Costco Wholesale Corp.                                                  3.8%
 8. Caremark Rx, Inc.                                                       3.8%
 9. Intel Corp.                                                             3.8%
10. Procter & Gamble Co. (The)                                              3.7%
--------------------------------------------------------------------------------


                          INVESTMENTS AT APRIL 30, 2004

                                                     SHARES          VALUE
                                                     -------     ------------

DOMESTIC COMMON STOCKS--95.7%


AEROSPACE & DEFENSE--3.2%
L-3 Communications Holdings, Inc. ...............    100,740     $  6,219,688

AIR FREIGHT & COURIERS--3.5%
FedEx Corp. .....................................     92,590        6,658,147

BIOTECHNOLOGY--8.0%
Biogen Idec, Inc.(b) ............................    148,000        8,732,000
Genentech, Inc.(b) ..............................     53,380        6,555,064
                                                                 ------------
                                                                   15,287,064
                                                                 ------------
COMPUTER HARDWARE--2.7%
International Business Machines Corp. ...........     59,800        5,272,566

DATA PROCESSING & OUTSOURCED SERVICES--4.0%
First Data Corp. ................................    167,690        7,611,449

DEPARTMENT STORES--3.0%
Kohl's Corp.(b) .................................    139,130        5,814,243

DIVERSIFIED CAPITAL MARKETS--3.3%
J.P. Morgan Chase & Co. .........................    171,100        6,433,360

HEALTH CARE EQUIPMENT--2.8%
Guidant Corp. ...................................     86,240        5,433,982

HEALTH CARE SERVICES--3.8%
Caremark Rx, Inc.(b) ............................    213,850        7,238,822

HOME IMPROVEMENT RETAIL--3.0%
Lowe's Cos., Inc. ...............................    112,000        5,830,720

HOUSEHOLD PRODUCTS--3.7%
Procter & Gamble Co. (The) ......................     66,400        7,021,800


                                                     SHARES          VALUE
                                                     -------     ------------

HYPERMARKETS & SUPER CENTERS--3.8%
Costco Wholesale Corp. ..........................    195,200     $  7,310,240

INDUSTRIAL CONGLOMERATES--7.2%
3M Co. ..........................................     68,860        5,955,013
General Electric Co. ............................    261,500        7,831,925
                                                                 ------------
                                                                   13,786,938
                                                                 ------------
INDUSTRIAL GASES--3.0%
Air Products and Chemicals, Inc. ................    115,130        5,734,625

INDUSTRIAL MACHINERY--3.4%
Illinois Tool Works, Inc. .......................     75,380        6,498,510

MOVIES & ENTERTAINMENT--4.4%
Viacom, Inc. Class B ............................    217,100        8,390,915

OIL & GAS EQUIPMENT & SERVICES--3.5%
Baker Hughes, Inc. ..............................    185,000        6,785,800

PACKAGED FOODS & MEATS--2.1%
Kellogg Co. .....................................     92,780        3,980,262

PAPER PRODUCTS--3.0%
Georgia-Pacific Corp. ...........................    161,480        5,667,948

PHARMACEUTICALS--11.5%
Forest Laboratories, Inc.(b) ....................    116,990        7,543,516
Merck & Co., Inc. ...............................    123,000        5,781,000
Pfizer, Inc. ....................................    243,300        8,700,408
                                                                 ------------
                                                                   22,024,924
                                                                 ------------
RESTAURANTS--2.9%
Darden Restaurants, Inc. ........................    244,290        5,535,612


                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                                     SHARES          VALUE
                                                     -------     ------------

SEMICONDUCTORS--6.5%
Intel Corp. .....................................    280,440     $  7,215,721
National Semiconductor Corp.(b) .................    128,210        5,229,686
                                                                 ------------
                                                                   12,445,407
                                                                 ------------
SOFT DRINKS--3.4%
Coca-Cola Co. (The) .............................    128,300        6,488,131

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $179,856,225)                                    183,471,153
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $179,856,225)                                    183,471,153
-----------------------------------------------------------------------------


                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)        VALUE
                                        -----------  -------     ------------

SHORT-TERM OBLIGATIONS--2.0%

COMMERCIAL PAPER--2.0%
Koch Industries LLC 1.02%, 5/3/04 ...    A-1+        $ 1,185     $  1,184,933

Du Pont (E.I.) de Nemours & Co. 1%,
5/4/04 ..............................    A-1+          2,580        2,579,785

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,764,718)                                        3,764,718
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $183,620,943) ......                             187,235,871(a)

Other assets and liabilities, net--2.3%                             4,440,634
                                                                 ------------
NET ASSETS--100.0% ..................                            $191,676,505
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,365,300 and gross depreciation of $5,750,372 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $183,620,943.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

ASSETS
Investment securities at value
    (Identified cost $183,620,943)                                $ 187,235,871
Cash                                                                      1,392
Receivables
    Investment securities sold                                       10,885,060
    Dividends                                                            55,556
    Fund shares sold                                                      7,779
Prepaid expenses                                                          1,308
                                                                  -------------
        Total assets                                                198,186,966
                                                                  -------------
LIABILITIES
Payables
    Investment securities purchased                                   5,834,001
    Fund shares repurchased                                             255,499
    Transfer agent fee                                                  157,977
    Investment advisory fee                                             122,488
    Distribution and service fees                                        59,277
    Financial agent fee                                                  15,205
    Trustees' fee                                                         2,789
Accrued expenses                                                         63,225
                                                                  -------------
        Total liabilities                                             6,510,461
                                                                  -------------
NET ASSETS                                                        $ 191,676,505
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 434,732,541
Accumulated net realized loss                                      (246,670,964)
Net unrealized appreciation                                           3,614,928
                                                                  -------------
NET ASSETS                                                        $ 191,676,505
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $162,973,824)                18,870,034
Net asset value per share                                                 $8.64
Offering price per share $8.64/(1-5.75%)                                  $9.17

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $24,989,261)                  3,147,102
Net asset value and offering price per share                              $7.94

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $3,713,420)                     467,119
Net asset value and offering price per share                              $7.95


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2004

INVESTMENT INCOME
Dividends                                                           $ 1,591,107
Interest                                                                 66,637
Foreign taxes withheld                                                  (17,310)
                                                                    -----------
        Total investment income                                       1,640,434
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,558,359
Service fees, Class A                                                   431,465
Distribution and service fees, Class B                                  312,716
Distribution and service fees, Class C                                   39,234
Financial agent fee                                                     168,317
Transfer agent                                                          707,092
Printing                                                                 56,056
Professional                                                             40,050
Registration                                                             38,851
Trustees                                                                 26,695
Custodian                                                                20,539
Miscellaneous                                                            21,474
                                                                    -----------
        Total expenses                                                3,420,848
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,780,414)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     33,826,018
Net change in unrealized appreciation (depreciation) on
    investments                                                       6,128,432
                                                                    -----------
NET GAIN ON INVESTMENTS                                              39,954,450
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $38,174,036
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended      Year Ended
                                                                                                4/30/04         4/30/03
                                                                                             ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ (1,780,414)   $  (2,360,140)
   Net realized gain (loss)                                                                    33,826,018      (69,840,522)
   Net change in unrealized appreciation (depreciation)                                         6,128,432        5,719,955
                                                                                             ------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 38,174,036      (66,480,707)
                                                                                             ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,377,303 and 1,202,409 shares, respectively)                11,709,144        8,373,162
   Cost of shares repurchased (4,265,762 and 7,038,581 shares, respectively)                  (36,241,256)     (50,064,099)
                                                                                             ------------    -------------
Total                                                                                         (24,532,112)     (41,690,937)
                                                                                             ------------    -------------
CLASS B
   Proceeds from sales of shares (231,156 and 314,731 shares, respectively)                     1,808,151        2,057,339
   Cost of shares repurchased (1,714,310 and 2,741,086 shares, respectively)                  (13,576,764)     (18,093,979)
                                                                                             ------------    -------------
Total                                                                                         (11,768,613)     (16,036,640)
                                                                                             ------------    -------------
CLASS C
   Proceeds from sales of shares (106,489 and 67,302 shares, respectively)                        784,057          446,332
   Cost of shares repurchased (129,722 and 226,497 shares, respectively)                       (1,011,708)      (1,526,662)
                                                                                             ------------    -------------
Total                                                                                            (227,651)      (1,080,330)
                                                                                             ------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (36,528,376)     (58,807,907)
                                                                                             ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        1,645,660     (125,288,614)

NET ASSETS
   Beginning of period                                                                        190,030,845      315,319,459
                                                                                             ------------    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                                $191,676,505    $ 190,030,845
                                                                                             ============    =============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                              CLASS A
                                                               --------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
                                                               --------------------------------------------------------------
                                                                      2004       2003         2002         2001         2000
Net asset value, beginning of period                                 $ 7.17     $ 9.06       $13.02       $22.62       $18.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.06)     (0.07)       (0.09)       (0.15)       (0.16)
   Net realized and unrealized gain (loss)                             1.53      (1.82)       (3.83)       (6.10)        8.69
                                                                     ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.47      (1.89)       (3.92)       (6.25)        8.53
                                                                     ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
Change in net asset value                                              1.47      (1.89)       (3.96)       (9.60)        4.40
                                                                     ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $ 8.64     $ 7.17       $ 9.06       $13.02       $22.62
                                                                     ======     ======       ======       ======       ======
Total return(1)                                                       20.50 %   (20.86)%     (30.13)%     (27.94)%      53.26 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $162,974   $156,017     $250,131     $416,159     $620,919

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  1.52 %     1.60 %       1.39 %(3)    1.30 %(3)    1.29 %(3)
   Net investment income (loss)                                       (0.73)%    (0.95)%      (0.87)%      (0.81)%      (0.77)%
Portfolio turnover                                                      167 %      119 %        147 %        129 %        157 %



                                                                                              CLASS B
                                                               --------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
                                                               --------------------------------------------------------------
                                                                      2004       2003         2002         2001         2000
Net asset value, beginning of period                                 $ 6.64     $ 8.46       $12.25       $21.70       $17.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.11)     (0.11)       (0.16)       (0.27)       (0.28)
   Net realized and unrealized gain (loss)                             1.41      (1.71)       (3.59)       (5.83)        8.36
                                                                     ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.30      (1.82)       (3.75)       (6.10)        8.08
                                                                     ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
Change in net asset value                                              1.30      (1.82)       (3.79)       (9.45)        3.95
                                                                     ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $ 7.94     $ 6.64       $ 8.46       $12.25       $21.70
                                                                     ======     ======       ======       ======       ======
Total return(1)                                                       19.58 %   (21.51)%     (30.64)%     (28.48)%      52.03 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $24,989    $30,755      $59,690     $107,589     $157,169

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  2.27 %     2.34 %       2.14 %(3)    2.05 %(3)    2.04 %(3)
   Net investment income (loss)                                       (1.48)%    (1.71)%      (1.62)%      (1.56)%      (1.47)%
Portfolio turnover                                                      167 %      119 %        147 %        129 %        157 %

(1) Maximum sales charge is not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                              CLASS C
                                                               --------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
                                                               --------------------------------------------------------------
                                                                      2004       2003         2002         2001         2000
Net asset value, beginning of period                                 $ 6.65     $ 8.47       $12.26       $21.71       $17.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.12)     (0.11)       (0.16)       (0.25)       (0.29)
   Net realized and unrealized gain (loss)                             1.42      (1.71)       (3.59)       (5.85)        8.38
                                                                     ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.30      (1.82)       (3.75)       (6.10)        8.09
                                                                     ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                                 --         --        (0.04)       (3.35)       (4.13)
                                                                     ------     ------       ------       ------       ------
Change in net asset value                                              1.30      (1.82)       (3.79)       (9.45)        3.96
                                                                     ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $ 7.95     $ 6.65       $ 8.47       $12.26       $21.71
                                                                     ======     ======       ======       ======       ======
Total return(1)                                                       19.55 %   (21.49)%     (30.61)%     (28.46)%      52.09 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $3,713     $3,260       $5,499       $7,634       $5,156

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  2.27 %     2.34 %       2.14 %(3)    2.05 %(3)    2.04 %(3)
   Net investment income (loss)                                       (1.48)%    (1.71)%      (1.61)%      (1.53)%      (1.53)%
Portfolio turnover                                                      167 %      119 %        147 %        129 %        157 %

(1) Maximum sales charge is not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004


1. ORGANIZATION

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Growth Fund is diversified and has an investment objective of long-term capital growth. The Strategic Theme Fund is diversified and has an investment objective of long-term capital growth.

   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Under certain circumstances, shares of any Phoenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Class X shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear different distribution and/or service expenses and have exclusive voting rights with respect to its distribution plan. Class X shares bear no distribution and/or service expenses. Income and expenses and realized and unrealized gains and loss of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (CONTINUED)


wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                        1st $1      $1-2        $2+
                                        Billion    Billion    Billion
                                        -------    -------    -------
Growth Fund ........................     0.70%      0.65%     0.60%
Strategic Theme Fund ...............     0.75%      0.70%     0.65%


   Seneca Capital Management LLC ("Seneca") serves as subadviser to the Growth Fund and Strategic Theme Fund. For its services for the Growth Fund, Seneca is paid a fee by the Adviser of 0.20% of the average daily net assets of the Fund up to $184 million, 0.35% between $184 million to $1 billion, 0.325% between $1 billion to $2 billion, and 0.30% in excess of $2 billion. For its services for the Strategic Theme Fund, Seneca is paid a fee by the Adviser of 0.10% of the average daily net assets of the Fund up to $201 million, 0.375% between $201 million to $1 billion, 0.35% between $1 billion to $2 billion, and 0.325% in excess of $2 billion. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the year ended April 30, 2004, as follows:

                                    Class A       Class B        Class C
                                  Net Selling    Deferred       Deferred
                                  Commissions  Sales Charges  Sales Charges
                                  -----------  -------------  -------------
Growth Fund ....................    $ 9,342       $31,427        $2,492
Strategic Theme Fund ...........     12,868        29,534           251


   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX for Class A net selling commissions:

Growth Fund ....................    $ 5,625
Strategic Theme Fund ...........     25,490


   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.

   PEPCO has advised the Trust of the following information for the period ended April 30, 2004:

                                             Distribution      Distribution
                            Distribution        and/or            and/or
                               and/or        Service Fees      Service Fees
                            Service Fees        Paid to          Paid to
                             Retained by     Unaffiliated     W.S. Griffith
                             Distributor     Participants     Securities, Inc.
                             -----------     ------------     ----------------
Growth Fund ..............    $273,611         $455,137          $ 8,735
Strategic Theme Fund .....     293,355          420,051           70,009


   For the period ended April 30, 2004, the following Funds paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of each Fund as follows:

                                                     Commissions Paid
                                                  to PXP Securities Corp.
                                                  -----------------------
Growth Fund ...................................          $ 71,020
Strategic Theme Fund ..........................           114,620


   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended April 30, 2004, the Trust paid PEPCO $350,667. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated Funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (CONTINUED)


ended April 30, 2004, transfer agent fees were $1,104,273 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                      Transfer Agent
                                                       Fee Retained
                                                      --------------
Growth Fund .......................................      $136,204
Strategic Theme Fund ..............................       294,640


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2004, aggregated the following:

                                             Purchases        Sales
                                           ------------    ------------
Growth Fund .............................  $363,655,590    $364,857,084
Strategic Theme Fund ....................   333,756,242     377,220,428


   There were no purchases or sales of long-term U.S. Government securities.


5. ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts. Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


6. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                              Expiration Year
                            --------------------------------------------------
                                 2010               2011              Total
                            ------------        -----------       ------------
Growth Fund .............   $ 38,610,177        $39,492,502       $ 78,102,679
Strategic Theme
  Fund ..................    175,371,559         71,299,405        246,670,964

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended April 30, 2004, the Funds utilized losses deferred in the prior year against current year capital gains as follows:

Growth Fund ...................................................     $11,663,630
Strategic Theme Fund ..........................................      25,566,504


   Under the current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended April 30, 2004, the Trust recognized prior year post-October capital losses as follows:

                                                                     Recognized
                                                                    -----------
Growth Fund ...................................................     $8,683,728
Strategic Theme Fund ..........................................      8,259,514


   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedule of investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0 for each Fund. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


7. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise primarily from differing treatments of certain income and gain transactions, nondeductible current year operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Trust. For the period ended April 30, 2004 the Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                            Capital Paid in
                                             on Shares of         Undistributed
                                              Beneficial          Net Investment
                                               Interest            Income (Loss)
                                            ---------------       --------------
Growth Fund ............................     $  (934,742)           $  934,742
Strategic Theme Fund ...................      (1,780,414)            1,780,414


8. SUBSEQUENT EVENT

   On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer and is no longer a subsidiary of PNX.


9. PROXY VOTING PROCEDURES (UNAUDITED)

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees and Shareholders of Phoenix Strategic Equity Series Fund


   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund (constituting the Phoenix Strategic Equity Series Fund, hereafter referred to as the "Trust") at April 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
June 18, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF
                                          PORTFOLIOS IN
                                          FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED      TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE 7
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since       35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC   1988.                         Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                           Macy, Jr., Foundation (1975-present), Pace University (1978-present), New
New York, NY 10178                                        York Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                               Greater New York Councils, Boy Scouts of America (1985-present), The
                                                          Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                          Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                          Transportation Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                          Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                          Insurance Company (1974-2002), Centennial Insurance Company (1974-2002),
                                                          Union Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                          Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002), The Harlem
                                                          Youth Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since       35         Currently retired.
The Flat, Elmore Court      1988.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since       24         Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way         2004.                         (1986-present). Director, Coutts & Co. Trust Holdings Limited (1991-1999),
West Palm Beach, FL 33412                                 Coutts & Co. Group (1944-1999) and Coutts & Co. International (USA)
DOB: 3/28/30                                              (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since       28         Director, The Empire District Electric Company (1984-present). Director
8477 Bay Colony Dr. #902    1995.                         (1989-1997), Chairman of the Board (1993-1997), Phoenix Investment
Naples, FL 34108                                          Partners, Ltd.
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since       25         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.   1993.                         Chairman (1995 to 2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street,                                        Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Ste. 1430                                                 portfolios).
Chattanooga, TN 37402
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF
                                          PORTFOLIOS IN
                                          FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED      TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since       35         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of       2001.                         (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris           Served since       35         Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road              1995.                         management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans            Served since       24         President, Romans & Company (private investors and financial consultants)
39 S. Sheridan Road         2004.                         (1987-present). Trustee, Burnham Investors Trust (5 portfolios)
Lake Forest, IL 60045                                     (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since       25         Managing Director, Northway Management Company (1998-present). Managing
Northway Management Company 1988.                         Director, Mullin Associates (1993-1998).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.      Served since       25         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present), Compuware
200 Duke Street             1995.                         (1996-present) and WWF, Inc. (2000-present). President, The Trust for
Alexandria, VA 22314                                      America's Health (non-profit) (2001-present). Director, Duty Free
DOB: 5/16/31                                              International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED      TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since       29         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2002.                         Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                    Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since     71           Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
   DOB: 10/23/46              1993.                         PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                            (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman                                                 Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                            Investment Partners, Ltd. Director and Executive Vice President, The
                                                            Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                            Vice President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                            Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                            Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                            Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                            Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                            2002-September 2002), Phoenix Investment Management Company. Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002), PHL Variable Insurance Company. Director, Phoenix National
                                                            Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                            President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                            Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                            (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since     30           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
   Hudson Castle Group, Inc.  1993.                         Inc.) (financial services) (1997-present). Managing Director, Wydown
   c/o Northeast Investment                                 Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                         Service Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                       (1995-present), Plymouth Rubber Co. (1995-present), Stifel Financial
   Suite 1000                                               (1996-present), Connecticut River Bank (1998-present), New Hampshire
   Boston, MA 02109                                         Charitable Foundation (2001-present), Trust Co. of New Hampshire
   DOB: 5/31/46                                             (2002-present). Director and Treasurer, Endowment for Health, Inc.
                                                            (2000-present). Chairman, Emerson Investment Management, Inc.
                                                            (2000-present), Vice Chairman, Massachusetts Housing Partnership
                                                            (1998-1999). Director, Blue Cross and Blue Shield of New Hampshire
                                                            (1994-1999), AIB Govett Funds (1991-2000), Command Systems, Inc.
                                                            (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                            (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------


                              POSITION(S) HELD WITH
    NAME, ADDRESS AND          TRUST AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                 TIME SERVED                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer              Executive Vice President    Executive Vice President (1999-present) Senior Vice President (1995-1999),
DOB: 8/16/44                  since 1993.                 Chief Financial Officer (1995-present), Phoenix Investment Partners, Ltd.
                                                          Director (1998-present), Executive Vice President, Chief Financial Officer and Treasurer (2000-present), Senior Vice President and Chief Financial
                                                          Officer (1996-2000), Phoenix Equity Planning Corporation. Director
                                                          (1998-present), Senior Vice President, Chief Financial Officer and
                                                          Treasurer (1996-present), Phoenix Investment Counsel, Inc. Director
                                                          (2000-present), Executive Vice President (2000-present), Treasurer
                                                          (1996-present), Senior Vice President (2000-2002), Duff & Phelps
                                                          Investment Management Co. Executive Vice President, Phoenix Fund Complex
                                                          (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry                Executive Vice President    Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                  since 1998.                 (1998-present), President, Phoenix Equity Planning Corporation
                                                          (2000-present). Executive Vice President, Phoenix Fund Complex
                                                          (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Treasurer since             Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                 1994.                       Assistant Treasurer (2001-2003), Vice President, Operations
                                                          (2003-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                          Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth              Chief Legal Officer since   Vice President and Insurance and Investment Products Counsel
One American Row              2003; Secretary since 2002. (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                                        Director (2003-present), President (2003-present), Assistant Secretary
DOB: 11/14/58                                             (2002-present), Phoenix Variable Advisors, Inc. Secretary (2002-present),
                                                          Chief Legal Officer (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                     PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 744 (6/04)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that E. Virgil Conway is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,040 for 2003 and $53,040 for 2002.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2002.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,500 for 2003 and $9,500 for 2002.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2002

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Strategic Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $78,806 for 2003 and $248,000 for 2002

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.